Note 3: Other Current Assets: Schedule of Other Current Assets (Details)	May 31, 2013	May 31, 2012
Details
Other Current Assets, Beginning Balance	833,274	0
Prepaid Legal	(3,274)	8,274
Prepaid Financial Services	1,336,000	900,000
Less: Amortization	(1,185,000)	(75,000)
Other Current Assets, Balance end of period	981,000	833,274